Significant accounting policies	12 Months Ended
Dec. 31, 2017
Significant accounting policies [Abstract]
Disclosure of significant accounting policies [text block]

2 Significant accounting policies

Statement of compliance

The Consolidated financial statements of Statoil ASA and its subsidiaries (Statoil) have been prepared in accordance with International Financial Reporting Standards (IFRSs) as adopted by the European Union (EU) and also comply with IFRSs as issued by the International Accounting Standards Board (IASB), effective at 31 December 2017.

Basis of preparation

The financial statements are prepared on the historical cost basis with some exceptions, as detailed in the accounting policies set out below. The policies described in the main part of this note are the ones in effect at the balance sheet date, and these policies have been applied consistently to all periods presented in these Consolidated financial statements. Certain amounts in the comparable years have been restated to conform to current year presentation. The subtotals and totals in some of the tables may not equal the sum of the amounts shown due to rounding.

Operating related expenses in the Consolidated statement of income are presented as a combination of function and nature in conformity with industry practice. Purchases [net of inventory variation] and Depreciation, amortisation and net impairment losses are presented in separate lines based on their nature, while Operating expenses and Selling, general and administrative expenses as well as Exploration expenses are presented on a functional basis. Significant expenses such as salaries, pensions, etc. are presented by their nature in the notes to the Consolidated financial statements.

Standards, amendments to standards, and interpretations of standards, issued but not yet adopted

At the date of these Consolidated financial statements, the following standards, amendments to standards and interpretations of standards applicable to Statoil have been issued, but were not yet effective:

IFRS 9 Financial Instruments IFRS 9 will be implemented by Statoil on the effective date 1 January 2018. The standard replaces IAS 39 Financial instruments: Recognition and Measurement. Statoil will implement IFRS 9 retrospectively with the cumulative effect of initially applying the standard recognised at the date of initial application. The impact of the IFRS 9 implementation on Statoil’s equity is immaterial.

Portions of Statoil’s cash equivalents and current financial investments tied to liquidity management, which under IAS 39 are classified as held for trading and reflected at fair value through profit and loss, will under IFRS 9 be measured at amortised cost, based on an evaluation of the contractual terms and the business model applied. For certain financial assets currently classified as Available for sale (AFS), changes in fair value which are currently reflected in OCI, will be reflected in profit and loss under IFRS 9. No major changes are currently deemed necessary for Statoil’s expected loss recognition process to satisfy IFRS 9’s financial asset impairment requirements.

IFRS 15 Revenue from Contracts with Customers IFRS 15, which will be implemented by Statoil on the effective date 1 January 2018, covers the recognition of revenue in the financial statements and related disclosure. IFRS 15 replaces existing revenue recognition guidance, including IAS 18 Revenue. IFRS 15 requires identification of the performance obligations for the transfer of goods and services in each contract with customers. Revenue will be recognised upon satisfaction of the performance obligations for the amounts that reflect the consideration to which Statoil expects to be entitled in exchange for those goods and services.

IFRS 15 will principally impact the Marketing, Midstream & Processing segment (MMP), which accounts for the majority of Statoil’s sales to customers, and which is responsible for the marketing and sale of the Norwegian State’s direct financial interest’s (SDFI’s) petroleum volumes. To a lesser extent, the segments Exploration & Production International (E&P International) and Exploration & Production Norway (E&P Norway) are however also affected.

The impact on Statoil’s equity of the implementation of IFRS 15 is immaterial. Mainly on the basis of the limited implementation impact, Statoil will implement IFRS 15 retrospectively with the cumulative effect recognised at the date of initial application. IFRS 15 will require updated disclosures, in particular related to the distinction between revenue from contracts with customers and other revenue, and disaggregation of revenue streams. Such disclosures will be provided based on consideration of the level of detail necessary. The most significant accounting evaluations and conclusions related to the implementation of IFRS 15 in Statoil are summarised below.

Sale and transportation of goods; Under IFRS 15, revenue from the sale and transportation of crude oil, natural gas, petroleum products and other merchandise will be recognised when a customer obtains control of the goods, which normally will be when title passes at point of delivery of the goods, based on the contractual terms of the agreements. Each such sale normally represents one performance obligation, which in the case of natural gas sales are completed over time in line with the delivery of the actual physical quantities. A number of bi-lateral long-term contracts, mainly for the sale of natural gas, as well as certain spot and term contracts, represent the sale of non-financial items that may be settled net in cash, but which have been entered into for the purpose of delivery of non-financial commodity items in accordance with Statoil’s expected purchase, sale or usage requirements. Statoil consequently will apply IFRS 9’s “own use” exemption for such contracts, and these physical sales will be accounted for as revenue from contracts with customers.

In some sales of goods, such as certain sales of crude oil, Statoil may provide transport services after control of the goods has been transferred to the customer. Following implementation of IFRS 15, such transport, which previously was considered part of a single sale of goods transaction, will be considered to be a distinct service that is completed over time and is distinct from the good sold. These transport services will consequently be recognised separately and be combined with other transport revenues. The impact from the resulting immaterial timing differences constitutes the only identified IFRS 15 implementation impact with a net effect on equity and net operating profit in Statoil.

Marketing and sale of the Norwegian State’s (the State’s) share of crude oil and natural gas production from the Norwegian continental shelf (NCS); Statoil has considered whether it acts as the principal in these transactions under IFRS 15, i.e. whether it controls the State’s volumes prior to onwards sales to third party customers. Statoil’s sales of the State’s natural gas volumes are performed for the State’s account and risk, and although Statoil has been granted the ability to direct the use of the volumes, all the benefits from the sales of these volumes flow to the State. On that basis, Statoil is not considered the principal in the sale of the SDFI’s natural gas volumes. In the sales of the State-originated crude oil, Statoil also directs the use of the volumes. However, although certain benefits from these sales subsequently flow to the State, Statoil purchases the crude oil volumes from the State and obtains substantially all the remaining benefits. Statoil therefore is considered the principal in the crude oil sales. The accounting for Statoil’s sale of the SDFI’s natural gas and crude oil under IFRS 15 will consequently not lead to changes compared to the practice under IAS 18.

Other identified differences; Certain items, which have previously been classified as Revenues in the Consolidated statement of income, will not qualify as revenue from contracts with customers under IFRS 15. These include taxes paid in kind under certain production sharing agreements (PSAs), and the reflection of commodity-based derivatives connected with sales contracts or revenue-related risk management. Adjustments for imbalances between oil and gas production and sales, following Statoil’s transition from the sales method to imbalances accounting on 1 January 2018 (see the item “Voluntary change in significant accounting policies decided upon, but not yet adopted” below), will also not qualify as revenue from contracts with customers under IFRS 15. These items however still either represent a form of revenue or are closely connected to revenue transactions, and they will be reflected as Other revenue following the IFRS 15 implementation. Statoil will combine ‘Revenue from contracts with customers’ and ‘Other revenue’ into a single line item, Revenues, in the Consolidated statement of income, and will disclose the relevant disaggregation in the notes to the Consolidated financial statements. In addition, Statoil will reclassify the impact of certain commodity-based earn-out agreements and contingent consideration elements, which previously have been reflected under Revenues, to Other income. Total revenues and other income in the Statement of income will consequently not be impacted by this reclassification.

IFRS 16 Leases

IFRS 16, effective from 1 January 2019, covers the recognition of leases and related disclosure in the financial statements, and will replace IAS 17 Leases. The new standard defines a lease as a contract that conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In the financial statement of lessees, IFRS 16 requires recognition in the balance sheet for each contract that meets its definition of a lease as right-of-use asset and lease liability, while lease payments are to be reflected as interest expense and a reduction of lease liabilities. The right-of-use assets are to be depreciated in accordance with IAS 16 Property, Plant and Equipment over the shorter of each contract’s term and the assets’ useful life. IFRS 16 will also lead to changes in the classification of lease-related payments in the statement of cash flows, and the portion of lease payments representing payments of lease liabilities will be classified as cash flows used in financing activities. The standard consequently implies a significant change in lessees’ accounting for leases currently defined as operating leases under IAS 17 and for other contracts that do not meet this definition but are considered to be leases under IFRS 16, impacting both the balance sheet, the statement of income and the statement of cash flows.

As a practical expedient, IFRS 16 allows for contracts already classified either as leases under IAS 17 or as non-lease service arrangements, to maintain their respective classifications upon the implementation of IFRS 16. Statoil expects to apply this “grandfathering” transition option.

IFRS 16 requires adoption either on a full retrospective basis, or retrospectively with the cumulative effect of initially recognising the standard as an adjustment to retained earnings at the date of initial application (“the modified retrospective method”), and in the latter case allows a number of practical expedients in transitioning existing leases at the time of initial application. Statoil anticipates applying the modified retrospective method in the implementation of IFRS 16.

Implementation of IFRS 16 will affect all Statoil’s segments. Statoil will adopt IFRS 16 on 1 January 2019, and is in the process of evaluating the impact of the standard. The actual impact on the Consolidated financial statements of applying IFRS 16 will depend on future economic conditions, including Statoil’s borrowing rate and the composition of Statoil’s lease portfolio at implementation. IFRS 16 involves several implementation choices and interpretations which may also significantly impact Statoil’s Consolidated financial statements. The accounting issues which at this stage are expected to most significantly affect the implementation of IFRS 16 in Statoil, as well as their expected impact where this can currently be determined, are summarised below. In addition to these issues, Statoil has identified several other leasing related interpretations and policy decisions which are under evaluation. Work is continuing in order to determine the impact and the proper accounting for all identified issues, but the assessments have not yet been concluded. Statoil is consequently not yet in a position to determine the expected impact of IFRS 16 on its Consolidated financial statements.

Distinguishing operators and joint operations as lessees, including sublease considerations; IFRS 16 establishes that when a lease contract is entered into by a joint arrangement, or on behalf of a joint arrangement, the joint arrangement is considered to be the customer, and hence the lessee, in the contract. In the oil and gas industry, where activity frequently is carried out through joint arrangements or similar arrangements, the application of this IFRS 16 requirement depends on evaluations of whether the joint arrangement or its operator is the lessee in each lease agreement. In many cases where an operator is the sole signatory to a contract to lease an asset to be used in the activities of a specific joint operation, the operator does so implicitly or explicitly on behalf of the joint arrangement. In certain jurisdictions, and importantly for Statoil this includes the NCS, the concessions granted by the authorities establish both a right and an obligation for the operator to enter into necessary agreements in the name of the joint operations (licenses). As is the customary norm in upstream activities operated through joint arrangements, the operator will manage the lease, pay the lessor, and subsequently re-bill the partners for their share of the lease costs. In each such instance, it is necessary to determine whether the operator is the sole lessee in the arrangement, and if so, whether the billings to partners may represent sub-leases, or whether it is in fact the joint arrangement which is the lessee, with each participant accounting for its proportionate share of the lease. Depending on facts and circumstances in each case, the conclusions reached may vary between contracts and legal jurisdictions. This issue may materially impact the financial statements of Statoil both as an operator and joint operation participant in the oil and gas industry.

Separation of lease and non-lease components; IFRS 16 allows for additional services and non-lease components included in lease contracts to be accounted for either separately, or as part of the lease. The standard’s presumption is that non-lease components should be accounted for separately, while accounting for such components as part of a lease is an exemption that must be taken consistently by class of underlying asset. In the case of significant non-lease components in contracts containing leases, the choice of accounting policy may impact the financial statements significantly, as it entails choosing between expensing service elements as a form of operating cost as incurred, or reflecting them as part of right of use assets (with a corresponding increase in the lease liabilities), with related amortisation and financial expenses. Many of Statoil’s lease contracts, such as rig and vessel leases, involve a number of additional services and components, including personnel cost, maintenance, drilling related activities, and other items. For a number of contracts, the additional services may represent a not inconsiderable portion of the total contract value, and such additional services are not always identified and separately priced. The full extent of non-lease components in Statoil’s contracts has yet to be established, and Statoil has not yet determined whether it will account for additional services as parts of the lease, and if so, for which underlying classes of assets.

Leases applied in activities that are capitalised; In exploration activities, direct costs are capitalised until the result of the exploration has been evaluated. In the development phase of projects, direct costs are likewise capitalised and normally become part of Property, plant and equipment (PP&E). During upstream production activities, asset enhancements such as the drilling of production wells are also capitalised. In all these activities, Statoil will frequently employ leased drilling rigs and other leased assets. Statoil is in the process of evaluating how leases under IFRS 16 will be reflected when leased assets are used in an activity for which the costs are capitalised.

Evaluating the impact of option periods for the lease terms; The term of a lease determines the period of time for which cash flow will be discounted and reflected in the balance sheet. Under IFRS 16 the lease term therefore impacts the recognised amounts of right of use assets and lease liabilities. Many of Statoil’s major leases, such as leases of vessels, rigs and buildings, include term options. In applying IFRS 16 it is of increasing importance for Statoil to determine whether each lease contract’s term options should be considered to be reasonably certain to be exercised. Such evaluations will be made at commencement of the leases and subsequently when facts and circumstances require it. In Statoil’s view, the term ‘reasonably certain’ implies a probability level significantly higher than ‘probable’, and this will be reflected in Statoil’s ongoing evaluations.

Distinguishing fixed and variable lease payment elements; Under IFRS 16, fixed and in-substance fixed lease payments are to be included in the commencement date computation of a lease liability, while variable payments dependent on use of the asset are not. Particularly as regards drilling rig leases, Statoil’s lease contracts may include fixed rates for when the asset in question is in operation, and alternative, lower rates (“stand-by rates”) for periods where the asset is idle, but still under contract. Statoil is currently evaluating the appropriate rates to be reflected in the lease liability.

Use of the standard’s short-term lease exemption; As a practical expedient, IFRS 16 allows an entity not to capitalise short term leases on its balance sheet. The choice must be made by class of underlying asset. The practical expedient provides a simplification, but will also result in less comparability in the Statement of income, as the short-term lease expenses will be presented as a form of operating expenses, while the cost for long-term leases will be presented as interest expenses and depreciation. Statoil has not yet determined whether the exemption will be applied, and if so, for which classes of underlying assets.

Other standards, amendments to standards and interpretations of standards

The amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures, effective from a future date to be determined by the IASB, establish requirements for the accounting for sales or contributions of assets between an investor and its associate or joint venture. Whether or not the assets are housed in a subsidiary, a full gain or loss will be recognised in the statement of income when the transaction involves assets that constitute a business, whereas a partial gain or loss will be recognised when the transaction involves assets that do not constitute a business. The amendments are to be applied prospectively. Statoil has not determined an adoption date for the amendments.

Other standards, amendments to standards, and interpretations of standards, issued but not yet effective, are either not expected to impact Statoil’s Consolidated financial statements materially, or are not expected to be relevant to Statoil's Consolidated financial statements upon adoption.

Voluntary change in significant accounting policies decided upon, but not yet adopted

With effect from 1 January 2018, Statoil will change its policy for recognition of revenue from the production of oil and gas properties in which Statoil shares an interest with other companies. Currently Statoil recognises revenue on the basis of volumes lifted and sold to customers during the period (the sales method). Under the new method, Statoil will recognise revenues according to Statoil’s ownership in producing fields, where the accounting for the imbalances will be presented as other revenue. This voluntary change in policy is made because it better reflects Statoil’s operational performance, and also increases comparability with the financial reporting of Statoil’s peers. The change in policy affects the timing of revenue recognition from oil and gas production, however the impact on Statoil’s equity upon implementation is immaterial.

Changes in significant accounting policies in the current period

With effect from 1 January 2017, Statoil presents net interest costs related to its defined benefit pension plans within Net financial items. These expenses were previously included in the Consolidated statement of income as part of pension cost within net operating income/(loss). The policy change better aligns the classification of the interest costs with their nature, as the benefit plan is closed to new members and now increasingly represents a financial exposure to Statoil. The change in presentation also impacts the gain or loss from changes in the fair value of Statoil’s notional contribution pension plans. The impact on the net operating income at implementation and for comparative periods presented in these financial statements is immaterial.

Basis of consolidation

The Consolidated financial statements include the accounts of Statoil ASA and its subsidiaries and include Statoil’s interest in jointly controlled and equity accounted investments.

Subsidiaries

Entities are determined to be controlled by Statoil, and consolidated in Statoil's financial statements, when Statoil has power over the entity, ability to use that power to affect the entity's returns, and exposure to, or rights to, variable returns from its involvement with the entity.

All intercompany balances and transactions, including unrealised profits and losses arising from Statoil's internal transactions, have been eliminated in full.

Non-controlling interests are presented separately within equity in the balance sheet.

Joint operations and similar arrangements, joint ventures and associates

A joint arrangement is present where Statoil holds a long-term interest which is jointly controlled by Statoil and one or more other venturers under a contractual arrangement in which decisions about the relevant activities require the unanimous consent of the parties sharing control. Such joint arrangements are classified as either joint operations or joint ventures.

The parties to a joint operation have rights to the assets and obligations for the liabilities, relating to their respective share of the joint arrangement. In determining whether the terms of contractual arrangements and other facts and circumstances lead to a classification as joint operations, Statoil considers the nature of products and markets of the arrangement and whether the substance of their agreements is that the parties involved have rights to substantially all the arrangement's assets. Statoil accounts for the assets, liabilities, revenues and expenses relating to its interests in joint operations in accordance with the principles applicable to those particular assets, liabilities, revenues and expenses. Normally this leads to accounting for the joint operation in a manner similar to the previous proportionate consolidation method.

Those of Statoil's exploration and production licence activities that are within the scope of IFRS 11 Joint Arrangements have been classified as joint operations. A considerable number of Statoil's unincorporated joint exploration and production activities are conducted through arrangements that are not jointly controlled, either because unanimous consent is not required among all parties involved, or no single group of parties has joint control over the activity. Licence activities where control can be achieved through agreement between more than one combination of involved parties are considered to be outside the scope of IFRS 11, and these activities are accounted for on a pro-rata basis using Statoil's ownership share. Currently there are no significant differences in Statoil's accounting for unincorporated licence arrangements whether in scope of IFRS 11 or not.

Joint ventures, in which Statoil has rights to the net assets, are accounted for using the equity method.

Investments in companies in which Statoil has neither control nor joint control, but has the ability to exercise significant influence over operating and financial policies, are classified as Equity accounted investments.

Under the equity method, the investment is carried on the balance sheet at cost plus post-acquisition changes in Statoil’s share of net assets of the entity, less distributions received and less any impairment in value of the investment. Goodwill may arise as the surplus of the cost of investment over Statoil’s share of the net fair value of the identifiable assets and liabilities of the joint venture or associate. Such goodwill is recorded within the corresponding investment. The Consolidated statement of income reflects Statoil’s share of the results after tax of an equity-accounted entity, adjusted to account for depreciation, amortisation and any impairment of the equity-accounted entity’s assets based on their fair values at the date of acquisition. Where material differences in accounting policies arise, adjustments are made to the financial statements of equity-accounted entities in order to bring the accounting policies used into line with Statoil’s. Material unrealised gains on transactions between Statoil and its equity-accounted entities are eliminated to the extent of Statoil’s interest in each equity-accounted entity. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Statoil assesses investments in equity-accounted entities for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable.

Statoil as operator of joint operations and similar arrangements

Indirect operating expenses such as personnel expenses are accumulated in cost pools. These costs are allocated on an hours’ incurred basis to business areas and Statoil operated joint operations under IFRS 11 and to similar arrangements (licences) outside the scope of IFRS 11. Costs allocated to the other partners' share of operated joint operations and similar arrangements reduce the costs in the Consolidated statement of income. Only Statoil's share of the statement of income and balance sheet items related to Statoil operated joint operations and similar arrangements are reflected in the Consolidated statement of income and the Consolidated balance sheet.

Reportable segments

Statoil identifies its business areas on the basis of those components of Statoil that are regularly reviewed by the chief operating decision maker, Statoil's corporate executive committee (CEC). Statoil combines business areas when these satisfy relevant aggregation criteria.

Statoil's accounting policies as described in this note also apply to the specific financial information included in reportable segments-related disclosure in these Consolidated financial statements.

Foreign currency translation

In preparing the financial statements of the individual entities, transactions in foreign currencies (those other than functional currency) are translated at the foreign exchange rate at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the foreign exchange rate at the balance sheet date. Foreign exchange differences arising on translation are recognised in the Consolidated statement of income as foreign exchange gains or losses within net financial items. Foreign exchange differences arising from the translation of estimate-based provisions, however, generally are accounted for as part of the change in the underlying estimate and as such may be included within the relevant operating expense or income tax sections of the Consolidated statement of income depending on the nature of the provision. Non-monetary assets that are measured at historical cost in a foreign currency are translated using the exchange rate at the date of the transactions.

Presentation currency

For the purpose of the Consolidated financial statements, the statement of income, the balance sheet and the cash flows of each entity are translated from the functional currency into the presentation currency, USD. The assets and liabilities of entities whose functional currencies are other than USD, are translated into USD at the foreign exchange rate at the balance sheet date. The revenues and expenses of such entities are translated using the foreign exchange rates on the dates of the transactions. Foreign exchange differences arising on translation from functional currency to presentation currency are recognised separately in Other comprehensive income (OCI). The cumulative amount of such translation differences relating to an entity and previously recognised in OCI, is reclassified to the Consolidated statement of income and reflected as a part of the gain or loss on disposal of that entity.

Business combinations

Determining whether an acquisition meets the definition of a business combination requires judgement to be applied on a case by case basis. Acquisitions are assessed under the relevant IFRS criteria to establish whether the transaction represents a business combination or an asset purchase. Depending on the specific facts, acquisitions of exploration and evaluation licences for which a development decision has not yet been made, have largely been concluded to represent asset purchases.

Business combinations, except for transactions between entities under common control, are accounted for using the acquisition method of accounting. The acquired identifiable tangible and intangible assets, liabilities and contingent liabilities are measured at their fair values at the date of the acquisition. Acquisition costs incurred are expensed under Selling, general and administrative expenses.

Revenue recognition

Revenues associated with sale and transportation of crude oil, natural gas, petroleum products and other merchandise are recognised when risk passes to the customer, which is normally when title passes at the point of delivery of the goods, based on the contractual terms of the agreements.

Revenues from the production of oil and gas properties in which Statoil shares an interest with other companies are recognised on the basis of volumes lifted and sold to customers during the period (the sales method). Where Statoil has lifted and sold more than the ownership interest, an accrual is recognised for the cost of the overlift. Where Statoil has lifted and sold less than the ownership interest, costs are deferred for the underlift.

Revenue is presented net of customs, excise taxes and royalties paid in-kind on petroleum products. Revenue is presented gross of in-kind payments of amounts representing income tax.

Sales and purchases of physical commodities, which are not settled net, are presented on a gross basis as revenues and purchases [net of inventory variation] in the statement of income. Activities related to trading and commodity-based derivative instruments are reported on a net basis, with the margin included in revenues.

Transactions with the Norwegian State

Statoil markets and sells the Norwegian State's share of oil and gas production from the Norwegian continental shelf (NCS). The Norwegian State's participation in petroleum activities is organised through the SDFI. All purchases and sales of the SDFI's oil production are classified as purchases [net of inventory variation] and revenues, respectively. Statoil sells, in its own name, but for the Norwegian State's account and risk, the State's production of natural gas. These sales and related expenditures refunded by the Norwegian State are presented net in the Consolidated financial statements.

Employee benefits

Wages, salaries, bonuses, social security contributions, paid annual leave and sick leave are accrued in the period in which the associated services are rendered by employees of Statoil.

Research and development

Statoil undertakes research and development both on a funded basis for licence holders and on an unfunded basis for projects at its own risk. Statoil's own share of the licence holders' funding and the total costs of the unfunded projects are considered for capitalisation under the applicable IFRS requirements. Subsequent to initial recognition, any capitalised development costs are reported at cost less accumulated amortisation and accumulated impairment losses.

Income tax

Income tax in the Consolidated statement of income comprises current and deferred tax expense. Income tax is recognised in the Consolidated statement of income except when it relates to items recognised in OCI.

Current tax consists of the expected tax payable on the taxable income for the year and any adjustment to tax payable for previous years. Uncertain tax positions and potential tax exposures are analysed individually, and the best estimate of the probable amount for liabilities to be paid (unpaid potential tax exposure amounts, including penalties) and for assets to be received (disputed tax positions for which payment has already been made) in each case is recognised within current tax or deferred tax as appropriate. Interest income and interest expenses relating to tax issues are estimated and recognised in the period in which they are earned or incurred, and are presented within net financial items in the Consolidated statement of income. Uplift benefit on the NCS is recognised when the deduction is included in the current year tax return and impacts taxes payable.

Deferred tax assets and liabilities are recognised for the future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities and their respective tax bases, subject to the initial recognition exemption. The amount of deferred tax is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the balance sheet date. A deferred tax asset is recognised only to the extent that it is probable that future taxable income will be available against which the asset can be utilised. In order for a deferred tax asset to be recognised based on future taxable income, convincing evidence is required, taking into account the existence of contracts, production of oil or gas in the near future based on volumes of proved reserves, observable prices in active markets, expected volatility of trading profits, expected currency rate movements and similar facts and circumstances.

Oil and gas exploration, evaluation and development expenditures

Statoil uses the successful efforts method of accounting for oil and gas exploration costs. Expenditures to acquire mineral interests in oil and gas properties and to drill and equip exploratory wells are capitalised as exploration and evaluation expenditures within intangible assets until the well is complete and the results have been evaluated, or there is any other indicator of a potential impairment. Exploration wells that discover potentially economic quantities of oil and natural gas remain capitalised as intangible assets during the evaluation phase of the find. This evaluation is normally finalised within one year after well completion. If, following the evaluation, the exploratory well has not found potentially commercial quantities of hydrocarbons, the previously capitalised costs are evaluated for derecognition or tested for impairment. Geological and geophysical costs and other exploration and evaluation expenditures are expensed as incurred.

Capitalised exploration and evaluation expenditures, including expenditures to acquire mineral interests in oil and gas properties, related to offshore wells that find proved reserves are transferred from exploration expenditures and acquisition costs - oil and gas prospects (intangible assets) to property, plant and equipment at the time of sanctioning of the development project. For onshore wells where no sanction is required, the transfer of acquisition cost – oil and gas prospects (intangible assets) to property, plant and equipment occurs at the time when a well is ready for production.

For exploration and evaluation asset acquisitions (farm-in arrangements) in which Statoil has made arrangements to fund a portion of the selling partner's (farmor's) exploration and/or future development expenditures (carried interests), these expenditures are reflected in the Consolidated financial statements as and when the exploration and development work progresses. Statoil reflects exploration and evaluation asset dispositions (farm-out arrangements) on a historical cost basis with no gain or loss recognition.

A gain related to a post-tax based disposition of assets on the NCS includes the release of tax liabilities previously computed and recognised related to the assets in question. The resulting gross gain is recognised in full in other income in the Consolidated statement of income.

Consideration from the sale of an undeveloped part of an onshore asset reduces the carrying amount of the asset. The part of the consideration that exceeds the carrying amount of the asset, if any, is reflected in the Consolidated statement of income under other income.

Exchanges (swaps) of exploration and evaluation assets are accounted for at the carrying amounts of the assets given up with no gain or loss recognition.

Property, plant and equipment

Property, plant and equipment is reflected at cost, less accumulated depreciation and accumulated impairment losses. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of an asset retirement obligation, if any, exploration costs transferred from intangible assets and, for qualifying assets, borrowing costs. Property, plant and equipment include costs relating to expenditures incurred under the terms of PSAs in certain countries, and which qualify for recognition as assets of Statoil. State-owned entities in the respective countries, however, normally hold the legal title to such PSA-based property, plant and equipment.

Exchanges of assets are measured at the fair value of the asset given up, unless the fair value of neither the asset received nor the asset given up is measurable with sufficient reliability.

Expenditure on major maintenance refits or repairs comprises the cost of replacement assets or parts of assets, inspection costs and overhaul costs. Where an asset or part of an asset is replaced and it is probable that future economic benefits associated with the item will flow to Statoil, the expenditure is capitalised. Inspection and overhaul costs, associated with regularly scheduled major maintenance programmes planned and carried out at recurring intervals exceeding one year, are capitalised and amortised over the period to the next scheduled inspection and overhaul. All other maintenance costs are expensed as incurred.

Capitalised exploration and evaluation expenditures, development expenditure on the construction, installation or completion of infrastructure facilities such as platforms, pipelines and the drilling of production wells, and field-dedicated transport systems for oil and gas are capitalised as producing oil and gas properties within property, plant and equipment. Such capitalised costs, when designed for significantly larger volumes than the reserves from already developed and producing wells, are depreciated using the unit of production method based on proved reserves expected to be recovered from the area during the concession or contract period. Depreciation of production wells uses the unit of production method based on proved developed reserves, and capitalised acquisition costs of proved properties are depreciated using the unit of production method based on total proved reserves. In the rare circumstances where the use of proved reserves fails to provide an appropriate basis reflecting the pattern in which the asset’s future economic benefits are expected to be consumed, a more appropriate reserve estimate is used. Depreciation of other assets and transport systems used by several fields is calculated on the basis of their estimated useful lives, normally using the straight-line method. Each part of an item of property, plant and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately. For exploration and production assets, Statoil has established separate depreciation categories which as a minimum distinguish between platforms, pipelines and wells.

The estimated useful lives of property, plant and equipment are reviewed on an annual basis, and changes in useful lives are accounted for prospectively. An item of property, plant and equipment is de-recognised upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in other income or operating expenses, respectively, in the period the item is de-recognised.

Assets classified as held for sale

Non-current assets are classified separately as held for sale in the balance sheet when their carrying amount will be recovered through a sale transaction rather than through continuing use. This condition is met only when the sale is highly probable, the asset is available for immediate sale in its present condition, and management is committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification. Liabilities directly associated with the assets classified as held for sale, and expected to be included as part of the sale transaction, are correspondingly also classified separately. Once classified as held for sale, property, plant and equipment and intangible assets are not subject to depreciation or amortisation. The net assets and liabilities of a disposal group classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell.

Leases

Leases for which Statoil assumes substantially all the risks and rewards of ownership are reflected as finance leases. When an asset leased by a joint operation or similar arrangement to which Statoil is a party qualifies as a finance lease, or when such an asset is leased by Statoil as operator directly on behalf of a joint operation or similar arrangement, Statoil reflects its proportionate share of the leased asset and related obligations. Finance leases are classified in the Consolidated balance sheet within property, plant and equipment and finance debt. All other leases are classified as operating leases, and the costs are charged to the relevant operating expense related caption on a straight-line basis over the lease term, unless another basis is more representative of the benefits of the lease to Statoil.

Statoil distinguishes between lease and capacity contracts. Lease contracts provide the right to use a specific asset for a period of time, while capacity contracts confer on Statoil the right to and the obligation to pay for certain volume capacity availability related to transport, terminal use, storage, etc. Such capacity contracts that do not involve specified assets or that do not involve substantially all the capacity of an undivided interest in a specific asset are not considered by Statoil to qualify as leases for accounting purposes. Capacity payments are reflected as operating expenses in the Consolidated statement of income in the period for which the capacity contractually is available to Statoil.

Intangible assets including goodwill

Intangible assets are stated at cost, less accumulated amortisation and accumulated impairment losses. Intangible assets include acquisition cost for oil and gas prospects, expenditures on the exploration for and evaluation of oil and natural gas resources, goodwill and other intangible assets.

Intangible assets relating to expenditures on the exploration for and evaluation of oil and natural gas resources are not amortised. When the decision to develop a particular area is made, its intangible exploration and evaluation assets are reclassified to property, plant and equipment.

Goodwill is initially measured at the excess of the aggregate of the consideration transferred and the amount recognised for any non-controlling interest over the fair value of the identifiable assets acquired and liabilities assumed in a business combination at the acquisition date. Goodwill acquired is allocated to each cash generating unit, or group of units, expected to benefit from the combination’s synergies. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses.

Financial assets

Financial assets are initially recognised at fair value when Statoil becomes a party to the contractual provisions of the asset. For additional information on fair value methods, refer to the Measurement of fair values section below. The subsequent measurement of the financial assets depends on which category they have been classified into at inception.

At initial recognition, Statoil classifies its financial assets into the following three main categories: Financial investments at fair value through profit or loss, loans and receivables, and available-for-sale (AFS) financial assets. The first main category, financial investments at fair value through profit or loss, further consists of two sub-categories: Financial assets held for trading and financial assets that on initial recognition are designated as fair value through profit and loss. The latter approach may also be referred to as the fair value option.

Cash and cash equivalents include cash in hand, current balances with banks and similar institutions, and short-term highly liquid investments that are readily convertible to known amounts of cash, are subject to an insignificant risk of changes in fair value and have a maturity of three months or less from the acquisition date.

Trade receivables are carried at the original invoice amount less a provision for doubtful receivables which is made when there is objective evidence that Statoil will be unable to recover the balances in full.

AFS financial assets are carried at fair value in the balance sheet, with changes in fair value initially recognised directly in Other comprehensive income/(loss). If the investment is de-recognised or determined to be impaired, the cumulative change in fair value previously reflected in Other comprehensive income/(loss) is recognised in the statement of income.

A significant part of Statoil's investments in treasury bills, commercial papers, bonds and listed equity securities is managed together as an investment portfolio of Statoil's captive insurance company and is held in order to comply with specific regulations for capital retention. The investment portfolio is managed and evaluated on a fair value basis in accordance with an investment strategy and is accounted for using the fair value option with changes in fair value recognised through profit or loss.

Financial assets are presented as current if they contractually will expire or otherwise are expected to be recovered within 12 months after the balance sheet date, or if they are held for the purpose of being traded. Financial assets and financial liabilities are shown separately in the Consolidated balance sheet, unless Statoil has both a legal right and a demonstrable intention to net settle certain balances payable to and receivable from the same counterparty, in which case they are shown net in the balance sheet.

Inventories

Commodity inventories are stated at the lower of cost and net realisable value. Cost is determined by the first-in first-out method and comprises direct purchase costs, cost of production, transportation and manufacturing expenses. Inventories of drilling and spare parts are reflected according to the weighted average method.

Impairment

Impairment of property, plant and equipment and intangible assets other than goodwill

Statoil assesses individual assets or groups of assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Assets are grouped into cash generating units (CGUs) which are the smallest identifiable groups of assets that generate cash inflows that are largely independent of the cash inflows from other groups of assets. Normally, separate CGUs are individual oil and gas fields or plants. Each unconventional asset play is considered a single CGU when no cash inflows from parts of the play can be reliably identified as being largely independent of the cash inflows from other parts of the play. In impairment evaluations, the carrying amounts of CGUs are determined on a basis consistent with that of the recoverable amount. In Statoil's line of business, judgement is involved in determining what constitutes a CGU. Development in production, infrastructure solutions, markets, product pricing, management actions and other factors may over time lead to changes in CGUs such as the division of one original CGU into several.

In assessing whether a write-down of the carrying amount of a potentially impaired asset is required, the asset's carrying amount is compared to the recoverable amount. The recoverable amount of an asset is the higher of its fair value less cost of disposal and its value in use. Fair value less cost of disposal is determined based on comparable recent arm’s length market transactions, or based on Statoil’s estimate of the price that would be received for the asset in an orderly transaction between market participants. Such fair value estimates are mainly based on discounted cash flow models, using assumed market participants’ assumptions, but may also reflect market multiples observed from comparable market transactions or independent third-party valuations. Value in use is determined using a discounted cash flow model. The estimated future cash flows applied in establishing value in use are based on reasonable and supportable assumptions and represent management's best estimates of the range of economic conditions that will exist over the remaining useful life of the assets, as set down in Statoil's most recently approved long-term forecasts. Updates of assumptions and economic conditions in establishing the long-term forecasts are reviewed by corporate management on regular basis and updated at least annually. For assets and CGUs with an expected useful life or timeline for production of expected reserves extending beyond 5 years, the forecasts reflect expected production volumes for oil and natural gas, and the related cash flows include project or asset specific estimates reflecting the relevant period. Such estimates are established based on Statoil's principles and assumptions and are consistently applied.

In performing a value-in-use-based impairment test, the estimated future cash flows are adjusted for risks specific to the asset and discounted using a real post-tax discount rate which is based on Statoil's post-tax weighted average cost of capital (WACC). The use of post-tax discount rates in determining value in use does not result in a materially different determination of the need for, or the amount of, impairment that would be required if pre-tax discount rates had been used.

Unproved oil and gas properties are assessed for impairment when facts and circumstances suggest that the carrying amount of the asset or CGU to which the unproved properties belong may exceed its recoverable amount, and at least once a year. Exploratory wells that have found reserves, but where classification of those reserves as proved depends on whether major capital expenditure can be justified or where the economic viability of that major capital expenditure depends on the successful completion of further exploration work, will remain capitalised during the evaluation phase for the exploratory finds. Thereafter it will be considered a trigger for impairment evaluation of the well if no development decision is planned for the near future and there are no firm plans for future drilling in the licence.

An assessment is made at each reporting date as to whether there is any indication that previously recognised impairment losses may no longer be relevant or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously recognised impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognised. If that is the case, the carrying amount of the asset is increased to its recoverable amount. That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years.

Impairment losses and reversals of impairment losses are presented in the Consolidated statement of income as Exploration expenses or Depreciation, amortisation and net impairment losses, on the basis of their nature as either exploration assets (intangible exploration assets) or development and producing assets (property, plant and equipment and other intangible assets), respectively.

Impairment of goodwill

Goodwill is reviewed for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. Impairment is determined by assessing the recoverable amount of the CGU, or group of units, to which the goodwill relates. Where the recoverable amount of the CGU, or group of units, is less than the carrying amount, an impairment loss is recognised. Once recognised, impairments of goodwill are not reversed in future periods.

Financial liabilities

Financial liabilities are initially recognised at fair value when Statoil becomes a party to the contractual provisions of the liability. The subsequent measurement of financial liabilities depends on which category they have been classified into. The categories applicable for Statoil are either financial liabilities at fair value through profit or loss or financial liabilities measured at amortised cost using the effective interest method. The latter applies to Statoil's non-current bank loans and bonds.

Financial liabilities are presented as current if the liability is due to be settled within 12 months after the balance sheet date, or if they are held for the purpose of being traded. Financial liabilities are de-recognised when the contractual obligations expire, are discharged or cancelled. Gains and losses arising on the repurchase, settlement or cancellation of liabilities are recognised either in interest income and other financial items or in interest and other finance expenses within net financial items.

Derivative financial instruments

Statoil uses derivative financial instruments to manage certain exposures to fluctuations in foreign currency exchange rates, interest rates and commodity prices. Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently re-measured at fair value through profit and loss. The impact of commodity-based derivative financial instruments is recognised in the Consolidated statement of income under revenues, as such derivative instruments are related to sales contracts or revenue-related risk management for all significant purposes. The impact of other financial instruments is reflected under net financial items.

Derivatives are carried as assets when the fair value is positive and as liabilities when the fair value is negative. Derivative assets or liabilities expected to be recovered, or with the legal right to be settled more than 12 months after the balance sheet date are classified as non-current, with the exception of derivative financial instruments held for the purpose of being traded.

Contracts to buy or sell a non-financial item that can be settled net in cash or another financial instrument, or by exchanging financial instruments, as if the contracts were financial instruments, are accounted for as financial instruments. However, contracts that are entered into and continue to be held for the purpose of the receipt or delivery of a non-financial item in accordance with Statoil's expected purchase, sale or usage requirements, also referred to as own-use, are not accounted for as financial instruments. This is applicable to a significant number of contracts for the purchase or sale of crude oil and natural gas, which are recognised upon delivery.

Derivatives embedded in other financial instruments or in non-financial host contracts are recognised as separate derivatives and are reflected at fair value with subsequent changes through profit and loss, when their risks and economic characteristics are not closely related to those of the host contracts, and the host contracts are not carried at fair value. Where there is an active market for a commodity or other non-financial item referenced in a purchase or sale contract, a pricing formula will, for instance, be considered to be closely related to the host purchase or sales contract if the price formula is based on the active market in question. A price formula with indexation to other markets or products will however result in the recognition of a separate derivative. Where there is no active market for the commodity or other non-financial item in question, Statoil assesses the characteristics of such a price related embedded derivative to be closely related to the host contract if the price formula is based on relevant indexations commonly used by other market participants. This applies to certain long-term natural gas sales agreements.

Pension liabilities

Statoil has pension plans for employees that either provide a defined pension benefit upon retirement or a pension dependent on defined contributions and related returns. A portion of the contributions are provided for as notional contributions, for which the liability increases with a promised notional return, set equal to the actual return of assets invested through the ordinary defined contribution plan. For defined benefit plans, the benefit to be received by employees generally depends on many factors including length of service, retirement date and future salary levels.

Statoil's proportionate share of multi-employer defined benefit plans are recognised as liabilities in the balance sheet to the extent that sufficient information is available and a reliable estimate of the obligation can be made.

Statoil's net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their services in the current and prior periods. That benefit is discounted to determine its present value, and the fair value of any plan assets is deducted. The discount rate is the yield at the balance sheet date, reflecting the maturity dates approximating the terms of Statoil's obligations. The discount rate for the main part of the pension obligations has been established on the basis of Norwegian mortgage covered bonds, which are considered high quality corporate bonds. The cost of pension benefit plans is expensed over the period that the employees render services and become eligible to receive benefits. The calculation is performed by an external actuary.

The net interest related to defined benefit plans is calculated by applying the discount rate to the opening present value of the benefit obligation and opening present value of the plan assets, adjusted for material changes during the year. The resulting net interest element is presented in the statement of income within Net financial items. The difference between estimated interest income and actual return is recognised in the Consolidated statement of comprehensive income.

Past service cost is recognised when a plan amendment (the introduction or withdrawal of, or changes to, a defined benefit plan) or curtailment (a significant reduction by the entity in the number of employees covered by a plan) occurs, or when recognising related restructuring costs or termination benefits. The obligation and related plan assets are re-measured using current actuarial assumptions, and the gain or loss is recognised in the statement of income.

Actuarial gains and losses are recognised in full in the Consolidated statement of comprehensive income in the period in which they occur, while actuarial gains and losses related to provision for termination benefits are recognised in the Consolidated statement of income in the period in which they occur. Due to the parent company Statoil ASA's functional currency being USD, the significant part of Statoil's pension obligations will be payable in a foreign currency (i.e. NOK). As a consequence, actuarial gains and losses related to the parent company's pension obligation include the impact of exchange rate fluctuations.

Contributions to defined contribution schemes are recognised in the statement of income in the period in which the contribution amounts are earned by the employees.

Notional contribution plans, reported in the parent company Statoil ASA, are recognised as pension liabilities with the actual value of the notional contributions and promised return at reporting date. Notional contributions are recognised in the statement of income as periodic pension cost, while changes in fair value of notional assets are reflected in the statement of income under Net financial items.

Periodic pension cost is accumulated in cost pools and allocated to business areas and Statoil operated joint operations (licences) on an hours’ incurred basis and recognised in the statement of income based on the function of the cost.

Onerous contracts

Statoil recognises as provisions the net obligation under contracts defined as onerous. Contracts are deemed to be onerous if the unavoidable cost of meeting the obligations under the contract exceeds the economic benefits expected to be received in relation to the contract. A contract which forms an integral part of the operations of a CGU whose assets are dedicated to that contract, and for which the economic benefits cannot be reliably separated from those of the CGU, is included in impairment considerations for the applicable CGU.

Asset retirement obligations (ARO)

Provisions for ARO costs are recognised when Statoil has an obligation (legal or constructive) to dismantle and remove a facility or an item of property, plant and equipment and to restore the site on which it is located, and when a reliable estimate of that liability can be made. The amount recognised is the present value of the estimated future expenditures determined in accordance with local conditions and requirements. Cost is estimated based on current regulations and technology, considering relevant risks and uncertainties. The discount rate used in the calculation of the ARO is a risk-free rate based on the applicable currency and time horizon of the underlying cash flows, adjusted for a credit premium which reflects Statoil's own credit risk. Normally an obligation arises for a new facility, such as an oil and natural gas production or transportation facility, upon construction or installation. An obligation may also arise during the period of operation of a facility through a change in legislation or through a decision to terminate operations, or be based on commitments associated with Statoil's ongoing use of pipeline transport systems where removal obligations rest with the volume shippers. The provisions are classified under provisions in the Consolidated balance sheet.

When a provision for ARO cost is recognised, a corresponding amount is recognised to increase the related property, plant and equipment and is subsequently depreciated as part of the costs of the facility or item of property, plant and equipment. Any change in the present value of the estimated expenditure is reflected as an adjustment to the provision and the corresponding property, plant and equipment. When a decrease in the ARO provision related to a producing asset exceeds the carrying amount of the asset, the excess is recognised as a reduction of depreciation, amortisation and net impairment losses in the Consolidated statement of income. When an asset has reached the end of its useful life, all subsequent changes to the ARO provision are recognised as they occur in operating expenses in the Consolidated statement of income. Removal provisions associated with Statoil's role as shipper of volumes through third party transport systems are expensed as incurred.

Measurement of fair values

Quoted prices in active markets represent the best evidence of fair value and are used by Statoil in determining the fair values of assets and liabilities to the extent possible. Financial instruments quoted in active markets will typically include commercial papers, bonds and equity instruments with quoted market prices obtained from the relevant exchanges or clearing houses. The fair values of quoted financial assets, financial liabilities and derivative instruments are determined by reference to mid-market prices, at the close of business on the balance sheet date.

Where there is no active market, fair value is determined using valuation techniques. These include using recent arm's-length market transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and pricing models and related internal assumptions. In the valuation techniques, Statoil also takes into consideration the counterparty and its own credit risk. This is either reflected in the discount rate used or through direct adjustments to the calculated cash flows. Consequently, where Statoil reflects elements of long-term physical delivery commodity contracts at fair value, such fair value estimates to the extent possible are based on quoted forward prices in the market and underlying indexes in the contracts, as well as assumptions of forward prices and margins where observable market prices are not available. Similarly, the fair values of interest and currency swaps are estimated based on relevant quotes from active markets, quotes of comparable instruments, and other appropriate valuation techniques.

Critical accounting judgements and key sources of estimation uncertainty

Critical judgements in applying accounting policies

The following are the critical judgements, apart from those involving estimations (see below), that Statoil has made in the process of applying the accounting policies and that have the most significant effect on the amounts recognised in the financial statements:

Revenue recognition - gross versus net presentation of traded SDFI volumes of oil and gas production

As described under Transactions with the Norwegian State above, Statoil markets and sells the Norwegian State's share of oil and gas production from the NCS. Statoil includes the costs of purchase and proceeds from the sale of the SDFI oil production in purchases [net of inventory variation] and revenues, respectively. In making the judgement, Statoil considered the detailed criteria for the recognition of revenue from the sale of goods and, in particular, concluded that the risk and reward of the ownership of the oil had been transferred from the SDFI to Statoil.

Statoil sells, in its own name, but for the Norwegian State's account and risk, the State's production of natural gas. These gas sales, and related expenditures refunded by the State, are shown net in Statoil's Consolidated financial statements. In making the judgement, Statoil considered the same criteria as for the oil production and concluded that the risk and reward of the ownership of the gas had not been transferred from the SDFI to Statoil.

Key sources of estimation uncertainty

The preparation of the Consolidated financial statements requires that management make estimates and assumptions that affect reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the result of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an on-going basis considering the current and expected future market conditions.

Statoil is exposed to a number of underlying economic factors which affect the overall results, such as liquids prices, natural gas prices, refining margins, foreign exchange rates and interest rates as well as financial instruments with fair values derived from changes in these factors. In addition, Statoil's results are influenced by the level of production, which in the short term may be influenced by, for instance, maintenance programmes. In the long term, the results are impacted by the success of exploration and field development activities.

The matters described below are considered to be the most important in understanding the key sources of estimation uncertainty that are involved in preparing these Consolidated financial statements and the uncertainties that could most significantly impact the amounts reported on the results of operations, financial position and cash flows.

Proved oil and gas reserves

Proved oil and gas reserves may materially impact the Consolidated financial statements, as changes in the proved reserves, for instance as a result of changes in prices, will impact the unit of production rates used for depreciation and amortisation. Proved oil and gas reserves are those quantities of oil and gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations. Unless evidence indicates that renewal is reasonably certain, estimates of economically producible reserves only reflect the period before the contracts providing the right to operate expire. The project to extract the hydrocarbons must have commenced, or the operator must be reasonably certain that it will commence within a reasonable time.

Proved oil and gas reserves have been estimated by internal qualified professionals on the basis of industry standards and are governed by the oil and gas rules and disclosure requirements in the U.S. Securities Exchange Commission (SEC) regulations S-K and S-X, and the Financial Accounting Standards Board (FASB) requirements for supplemental oil and gas disclosures. The estimates have been based on a 12-month average product price and on existing economic conditions and operating methods as required, and recovery of the estimated quantities have a high degree of certainty (at least a 90% probability).

Reserves estimates are based on subjective judgements involving geological and engineering assessments of in-place hydrocarbon volumes, the production, historical recovery and processing yield factors and installed plant operating capacity. For future development projects, proved reserves estimates are included only where there is a significant commitment to project funding and execution and when relevant governmental and regulatory approvals have been secured or are reasonably certain to be secured. The reliability of these estimates at any point in time depends on both the quality and availability of the technical and economic data and the efficiency of extracting and processing the hydrocarbons. An independent third party has evaluated Statoil's proved reserves estimates, and the results of this evaluation do not differ materially from Statoil's estimates.

Expected oil and gas reserves

Expected oil and gas reserves may materially impact the Consolidated financial statements, as changes in the expected reserves, for instance as a result of changes in prices, will impact asset retirement obligations and impairment testing of upstream assets, which in turn may lead to changes in impairment charges affecting operating income. Expected oil and gas reserves are the estimated remaining, commercially recoverable quantities, based on Statoil's judgement of future economic conditions, from projects in operation or justified for development. Recoverable oil and gas quantities are always uncertain, and the expected value is the weighted average, or statistical mean, of the possible outcomes. Expected reserves are therefore typically larger than proved reserves as defined by the SEC rules. Expected oil and gas reserves have been estimated by internal qualified professionals on the basis of industry standards and are used for impairment testing purposes and for calculation of asset retirement obligations. Reserves estimates are based on subjective judgements involving geological and engineering assessments of in-place hydrocarbon volumes, the production, historical recovery and processing yield factors, installed plant operating capacity and operating approval limits. The reliability of these estimates at any point in time depends on both the quality and quantity of the technical and economic data and the efficiency of extracting and processing the hydrocarbons. Such estimates are inherently less reliable in early field life or where the available data is limited following a recently implemented change in the method of production.

Exploration and leasehold acquisition costs

Statoil capitalises the costs of drilling exploratory wells pending determination of whether the wells have found proved oil and gas reserves. Statoil also capitalises leasehold acquisition costs and signature bonuses paid to obtain access to undeveloped oil and gas acreage. Judgements as to whether these expenditures should remain capitalised, be de-recognised or written down in the period may materially affect the operating income for the period.

Impairment/reversal of impairment

Statoil has significant investments in property, plant and equipment and intangible assets. Changes in the circumstances or expectations of future performance of an individual asset may be an indicator that the asset is impaired, requiring the carrying amount to be written down to its recoverable amount. Impairments are reversed if conditions for impairment are no longer present. Evaluating whether an asset is impaired or if an impairment should be reversed requires a high degree of judgement and may to a large extent depend upon the selection of key assumptions about the future.

The key assumptions used will bear the risk of change based on the inherent volatile nature of macro-economic factors such as future commodity prices or discount rate and uncertainty in asset specific factors such as reserve estimates and operational decisions impacting the production profile or activity levels for our oil and natural gas properties. When estimating the recoverable amount, the single most likely future cash flows, the point estimate, is the primary method applied to reflect uncertainties in timing and amount inherent in the assumptions used in the estimated future cash flows. For assumptions in which the expected probability distributions or outcome are expected to be significantly skewed the use of decision trees or simulation is applied.

Unproved oil and gas properties are assessed for impairment when facts and circumstances suggest that the carrying amount of the relevant asset or CGU may exceed its recoverable amount, and at least annually. If, following evaluation, an exploratory well has not found proved reserves, the previously capitalised costs are tested for impairment. Subsequent to the initial evaluation phase for a well, it will be considered a trigger for impairment testing of a well if no development decision is planned for the near future and there is no firm plan for future drilling in the licence. Impairment of unsuccessful wells is reversed, as applicable, to the extent that conditions for impairment are no longer present.

Where recoverable amounts are based on estimated future cash flows, reflecting Statoil’s or market participants’ assumptions about the future and discounted to their present value, the estimates involve complexity. Impairment testing requires long-term assumptions to be made concerning a number of economic factors such as future market prices, refinery margins, currency exchange rates and future output, discount rates and political and country risk among others, in order to establish relevant future cash flows. Long-term assumptions for major economic factors are made at a group level, and there is a high degree of reasoned judgement involved in establishing these assumptions, in determining other relevant factors such as forward price curves, in estimating production outputs and in determining the ultimate terminal value of an asset.

Employee retirement plans

When estimating the present value of defined benefit pension obligations that represent a long-term liability in the Consolidated balance sheet, and indirectly, the period's net pension expense in the Consolidated statement of income, management make a number of critical assumptions affecting these estimates. Most notably, assumptions made about the discount rate to be applied to future benefit payments and plan assets, the expected rate of pension increase and the annual rate of compensation increase, have a direct and potentially material impact on the amounts presented. Significant changes in these assumptions between periods can have a material effect on the Consolidated financial statements.

Asset retirement obligations

Statoil has significant obligations to decommission and remove offshore installations at the end of the production period. The costs of these decommissioning and removal activities require revisions due to changes in current regulations and technology while considering relevant risks and uncertainties. Most of the removal activities are many years into the future, and the removal technology and costs are constantly changing. The estimates include assumptions of the time required and the day rates for rigs, marine operations and heavy lift vessels that can vary considerably depending on the assumed removal complexity. As a result, the initial recognition of the liability and the capitalised cost associated with decommissioning and removal obligations, and the subsequent adjustment of these balance sheet items, involve the application of significant judgement.

Derivative financial instruments

When not directly observable in active markets, the fair value of derivative contracts must be computed internally based on internal assumptions as well as directly observable market information, including forward and yield curves for commodities, currencies and interest rates. Changes in internal assumptions, forward and yield curves could materially impact the internally computed fair value of derivative contracts, particularly long-term contracts, resulting in a corresponding impact on income or loss in the Consolidated statement of income.

Income tax

Every year Statoil incurs significant amounts of income taxes payable to various jurisdictions around the world and recognises significant changes to deferred tax assets and deferred tax liabilities, all of which are based on management's interpretations of applicable laws, regulations and relevant court decisions. The quality of these estimates is highly dependent upon proper application of at times very complex sets of rules, the recognition of changes in applicable rules and, in the case of deferred tax assets, management's ability to project future earnings from activities that may apply loss carry forward positions against future income taxes.